NOTES PAYABLE (Schedule Of Capital expenditures) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
2012	$ 42,500
2013	47,500
2014	22,500
2015	22,500
2016	$ 42,500